UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                ---------------------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SERENGETI ASSET MANAGEMENT LP
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Address:   632 Broadway 12th Floor
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           New York, New York 10012
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Form 13F File Number: 28-12866
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Shaker Choudhury
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Title:  Authorized Person
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Phone:  212-672-2248
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Signature,  Place,  and  Date  of  Signing:

/s/ Shaker Choudhury               New York, New York                 8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $    1,149,549
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
BANK OF AMERICA CORPORATION  COM              060505104    19180  1750000 SH  CALL SOLE                1750000
BANK OF AMERICA CORPORATION  *W EXP 01/16/201 060505146    26315  4750000 SH       SOLE                4750000
BLOCK H & R INC              COM              093671105    56140  3500000 SH  PUT  SOLE                3500000
CAPITALSOURCE INC            COM              14055X102    19350  3000000 SH       SOLE                3000000
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN     23130A102   281819  2300000 SH  PUT  SOLE                2300000
E M C CORP MASS              COM              268648102    24795   900000 SH  CALL SOLE                 900000
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS     G10082140    29898   900000 SH       SOLE                 900000
FORTRESS INVESTMENT GROUP LL CL A             34958B106    26028  5400000 SH       SOLE                5400000
GEORGIA GULF CORP            COM PAR$0.01 NEW 373200302     6639   275001 SH       SOLE                 275001
GOLDMAN SACHS GROUP INC      COM              38141G104     3327    25000 SH       SOLE                  25000
GOLDMAN SACHS GROUP INC      COM              38141G104    31942   240000 SH  CALL SOLE                 240000
ISHARES TR                   FTSE CHINA25 IDX 464287184     6443   150000 SH  PUT  SOLE                 150000
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106     4710   200000 SH       SOLE                 200000
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114     4715   350000 SH       SOLE                 350000
KKR & CO L P DEL             COM UNITS        48248M102    66912  4100000 SH       SOLE                4100000
MICROSOFT CORP               COM              594918104    39000  1500000 SH  CALL SOLE                1500000
OCH ZIFF CAP MGMT GROUP      CL A             67551U105     2774   200000 SH       SOLE                 200000
OFFICE DEPOT INC             COM              676220106    16036  3800000 SH       SOLE                3800000
POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL   73936D107    42440  2000000 SH  CALL SOLE                2000000
ROCK-TENN CO                 CL A             772739207    36487   550000 SH       SOLE                 550000
ROCK-TENN CO                 CL A             772739207    26536   400000 SH  CALL SOLE                 400000
SANOFI                       SPONSORED ADR    80105N105    16068   400000 SH       SOLE                 400000
SANOFI                       RIGHT 12/31/2020 80105N113      904   375000 SH       SOLE                 375000
SEAGATE TECHNOLOGY PLC       SHS              G7945M107    12524   775000 SH  CALL SOLE                 775000
SHUFFLE MASTER INC           COM              825549108     7016   750000 SH       SOLE                 750000
SPDR GOLD TRUST              GOLD SHS         78463V107    36500   250000 SH  PUT  SOLE                 250000
SPDR S&P 500 ETF TR          TR UNIT          78462F103   283736  2150000 SH  PUT  SOLE                2150000
SUPERMEDIA INC               COM              868447103      750   200000 SH       SOLE                 200000
UNITED STATES STL CORP NEW   COM              912909108    16114   350000 SH  PUT  SOLE                 350000
UNIVERSAL CORP VA            COM              913456109     4453   118200 SH  PUT  SOLE                 118200